Capital and financial risk management - Risk management strategy of hedge relationships - Tabular disclosure (Details) $ in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) USD ($)	Mar. 31, 2023 EUR (€) $ / € USD ($)	Mar. 31, 2023 EUR (€) USD ($) $ / €	Mar. 31, 2023 EUR (€) SFr / € USD ($)	Mar. 31, 2023 EUR (€) USD ($) £ / €	Mar. 31, 2023 EUR (€) $ / € USD ($)	Mar. 31, 2023 EUR (€) ¥ / € USD ($)	Mar. 31, 2023 EUR (€) USD ($) kr / €	Mar. 31, 2023 EUR (€) USD ($) R / €	Mar. 31, 2023 EUR (€) ₺ / € USD ($)	Mar. 31, 2023 EUR (€) ₺ / $ USD ($)	Mar. 31, 2022 EUR (€) USD ($)	Mar. 31, 2022 EUR (€) $ / € USD ($)	Mar. 31, 2022 EUR (€) $ / € USD ($)	Mar. 31, 2022 EUR (€) SFr / € USD ($)	Mar. 31, 2022 EUR (€) £ / € USD ($)	Mar. 31, 2022 EUR (€) $ / € USD ($)	Mar. 31, 2022 EUR (€) ¥ / € USD ($)	Mar. 31, 2022 EUR (€) kr / € USD ($)	Mar. 31, 2022 EUR (€) R / € USD ($)	Mar. 31, 2022 EUR (€) ₺ / € USD ($)	Mar. 31, 2022 EUR (€) ₺ / $ USD ($)
Risk management strategy of hedge relationships
Notional amount	26,153,000,000	26,153,000,000	26,153,000,000	26,153,000,000	26,153,000,000	26,153,000,000	26,153,000,000	26,153,000,000	26,153,000,000	26,153,000,000	26,153,000,000	28,621,000,000	28,621,000,000	28,621,000,000	28,621,000,000	28,621,000,000	28,621,000,000	28,621,000,000	28,621,000,000	28,621,000,000	28,621,000,000	28,621,000,000
Carrying value assets	€ 4,758,000,000	€ 4,758,000,000	€ 4,758,000,000	€ 4,758,000,000	€ 4,758,000,000	€ 4,758,000,000	€ 4,758,000,000	€ 4,758,000,000	€ 4,758,000,000	€ 4,758,000,000	€ 4,758,000,000	€ 2,904,000,000	€ 2,904,000,000	€ 2,904,000,000	€ 2,904,000,000	€ 2,904,000,000	€ 2,904,000,000	€ 2,904,000,000	€ 2,904,000,000	€ 2,904,000,000	€ 2,904,000,000	€ 2,904,000,000
Carrying value liabilities	220,000,000	€ 220,000,000	€ 220,000,000	€ 220,000,000	€ 220,000,000	€ 220,000,000	€ 220,000,000	€ 220,000,000	€ 220,000,000	€ 220,000,000	€ 220,000,000	363,000,000	€ 363,000,000	€ 363,000,000	€ 363,000,000	€ 363,000,000	€ 363,000,000	€ 363,000,000	€ 363,000,000	€ 363,000,000	€ 363,000,000	€ 363,000,000
Other comprehensive income
Opening balance	285,000,000											(1,823,000,000)
(Gain)/Loss deferred to OCI	2,503,000,000											3,530,000,000
Gain/(Loss) recycled to financing costs	(896,000,000)											(1,422,000,000)
Closing balance	1,892,000,000											285,000,000
Loss in relation to fair value of bonds previously designated in fair value hedge relationships	€ 776,000,000											€ 760,000,000
Foreign exchange risk
Other comprehensive income
Average FX rate										18.36	20.07										12.45	10.95
Foreign exchange risk | Euro to Turkish Lira forward exchange contracts
Risk management strategy of hedge relationships
Notional amount	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	146,000,000	146,000,000	146,000,000	146,000,000	146,000,000	146,000,000	146,000,000	146,000,000	146,000,000	146,000,000	146,000,000
Foreign exchange risk | USD to Turkish Lira forward exchange contracts
Risk management strategy of hedge relationships
Notional amount	134	134	134	134	134	134	134	134	134	134	134	109	109	109	109	109	109	109	109	109	109	109
Cash flow hedges
Other comprehensive income
Loss from foreign currency basis outside the cash flow and net investment hedge relationships	€ 383,000,000											€ 1,318,000,000
Hedge ineffectiveness	€ 0											€ 0
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | US dollar bonds
Risk management strategy of hedge relationships
Notional amount	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	17,690,000,000	20,995,000,000	20,995,000,000	20,995,000,000	20,995,000,000	20,995,000,000	20,995,000,000	20,995,000,000	20,995,000,000	20,995,000,000	20,995,000,000	20,995,000,000
Carrying value assets	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 4,456,000,000	€ 2,745,000,000	€ 2,745,000,000	€ 2,745,000,000	€ 2,745,000,000	€ 2,745,000,000	€ 2,745,000,000	€ 2,745,000,000	€ 2,745,000,000	€ 2,745,000,000	€ 2,745,000,000	€ 2,745,000,000
Carrying value liabilities												10,000,000	€ 10,000,000	€ 10,000,000	€ 10,000,000	€ 10,000,000	€ 10,000,000	€ 10,000,000	€ 10,000,000	€ 10,000,000	€ 10,000,000	€ 10,000,000
Other comprehensive income
Opening balance	1,484,000,000											(501,000,000)
(Gain)/Loss deferred to OCI	2,321,000,000											3,257,000,000
Gain/(Loss) recycled to financing costs	(1,096,000,000)											(1,272,000,000)
Closing balance	€ 2,709,000,000											€ 1,484,000,000
Average FX rate | $ / €		1.18											1.18
Average euro interest rate	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Australian dollar bonds
Risk management strategy of hedge relationships
Notional amount	288,000,000	288,000,000	288,000,000	288,000,000	288,000,000	288,000,000	288,000,000	288,000,000	288,000,000	288,000,000	288,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000
Carrying value assets	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 13,000,000	€ 50,000,000	€ 50,000,000	€ 50,000,000	€ 50,000,000	€ 50,000,000	€ 50,000,000	€ 50,000,000	€ 50,000,000	€ 50,000,000	€ 50,000,000	€ 50,000,000
Other comprehensive income
Opening balance	5,000,000											24,000,000
(Gain)/Loss deferred to OCI	(31,000,000)											12,000,000
Gain/(Loss) recycled to financing costs	47,000,000											(31,000,000)
Closing balance	€ 21,000,000											€ 5,000,000
Average FX rate | $ / €			1.56											1.56
Average euro interest rate	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Swiss franc bonds
Risk management strategy of hedge relationships
Notional amount	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000	624,000,000
Carrying value assets	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 58,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000
Carrying value liabilities												1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000
Other comprehensive income
Opening balance	(20,000,000)											(30,000,000)
(Gain)/Loss deferred to OCI	43,000,000											59,000,000
Gain/(Loss) recycled to financing costs	(20,000,000)											(49,000,000)
Closing balance	€ 3,000,000											€ (20,000,000)
Average FX rate | SFr / €				1.08											1.08
Average euro interest rate	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Pound sterling bonds
Risk management strategy of hedge relationships
Notional amount	4,195,000,000	4,195,000,000	4,195,000,000	4,195,000,000	4,195,000,000	4,195,000,000	4,195,000,000	4,195,000,000	4,195,000,000	4,195,000,000	4,195,000,000	3,498,000,000	3,498,000,000	3,498,000,000	3,498,000,000	3,498,000,000	3,498,000,000	3,498,000,000	3,498,000,000	3,498,000,000	3,498,000,000	3,498,000,000
Carrying value assets	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000	€ 61,000,000
Carrying value liabilities	152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	145,000,000	€ 145,000,000	€ 145,000,000	€ 145,000,000	€ 145,000,000	€ 145,000,000	€ 145,000,000	€ 145,000,000	€ 145,000,000	€ 145,000,000	€ 145,000,000
Other comprehensive income
Opening balance	(109,000,000)											(323,000,000)
(Gain)/Loss deferred to OCI	(6,000,000)											239,000,000
Gain/(Loss) recycled to financing costs	152,000,000											(25,000,000)
Closing balance	€ 37,000,000											€ (109,000,000)
Average FX rate | £ / €					0.86											0.86
Average euro interest rate	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	2.97%	2.97%	2.97%	2.97%	2.97%	2.97%	2.97%	2.97%	2.97%	2.97%	2.97%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Hong Kong dollar bonds
Risk management strategy of hedge relationships
Notional amount	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000	233,000,000
Carrying value assets	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 22,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000
Carrying value liabilities												3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000
Other comprehensive income
Opening balance	(7,000,000)											(13,000,000)
(Gain)/Loss deferred to OCI	17,000,000											18,000,000
Gain/(Loss) recycled to financing costs	(5,000,000)											(12,000,000)
Closing balance	€ 5,000,000											€ (7,000,000)
Average FX rate | $ / €						9.08											9.08
Average euro interest rate	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Japanese yen bonds
Risk management strategy of hedge relationships
Notional amount	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000
Carrying value assets	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000	€ 3,000,000
Carrying value liabilities												€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000
Other comprehensive income
Opening balance	(2,000,000)											(11,000,000)
(Gain)/Loss deferred to OCI	9,000,000											7,000,000
Gain/(Loss) recycled to financing costs	5,000,000											2,000,000
Closing balance	€ 12,000,000											€ (2,000,000)
Average FX rate | ¥ / €							128.53											128.53
Average euro interest rate	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Norwegian krona bonds
Risk management strategy of hedge relationships
Notional amount	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000	241,000,000
Carrying value liabilities	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000
Other comprehensive income
Opening balance	(3,000,000)											(3,000,000)
(Gain)/Loss deferred to OCI	(17,000,000)											7,000,000
Gain/(Loss) recycled to financing costs	32,000,000											(7,000,000)
Closing balance	€ 12,000,000											€ (3,000,000)
Average FX rate | kr / €								9.15											9.15
Average euro interest rate	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Foreign exchange forwards
Risk management strategy of hedge relationships
Notional amount	383,000,000	383,000,000	383,000,000	383,000,000	383,000,000	383,000,000	383,000,000	383,000,000	383,000,000	383,000,000	383,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000
Carrying value liabilities	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 34,000,000	€ 69,000,000	€ 69,000,000	€ 69,000,000	€ 69,000,000	€ 69,000,000	€ 69,000,000	€ 69,000,000	€ 69,000,000	€ 69,000,000	€ 69,000,000	€ 69,000,000
Other comprehensive income
Opening balance	69,000,000
(Gain)/Loss deferred to OCI	(34,000,000)											72,000,000
Gain/(Loss) recycled to financing costs	(1,000,000)											(3,000,000)
Closing balance	€ 34,000,000											€ 69,000,000
Average FX rate	18.92											12.34
Cash flow hedges | Foreign currency and interest rate risk | Currency swap contract | US dollar bonds
Risk management strategy of hedge relationships
Notional amount	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000	417,000,000
Carrying value assets	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 24,000,000	€ 24,000,000	€ 24,000,000	€ 24,000,000	€ 24,000,000	€ 24,000,000	€ 24,000,000	€ 24,000,000	€ 24,000,000	€ 24,000,000	€ 24,000,000
Other comprehensive income
Opening balance	1,000,000											(8,000,000)
(Gain)/Loss deferred to OCI	20,000,000											33,000,000
Gain/(Loss) recycled to financing costs	(10,000,000)											(24,000,000)
Closing balance	€ 11,000,000											€ 1,000,000
Average FX rate | $ / €		1.17											1.17
Average euro interest rate	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Cash flow hedges | Interest rate risk | Interest rate swaps | Euro loans
Other comprehensive income
Opening balance												€ 1,000,000
Gain/(Loss) recycled to financing costs												(1,000,000)
Net investment hedge
Other comprehensive income
Gain from foreign currency basis outside the cash flow and net investment hedge relationships	€ 17,000,000											1,000,000
Hedge ineffectiveness	€ 0											€ 0
Net investment hedge | Foreign exchange risk | Cross currency and foreign exchange swaps | South African rand investment
Risk management strategy of hedge relationships
Notional amount	2,004,000,000	2,004,000,000	2,004,000,000	2,004,000,000	2,004,000,000	2,004,000,000	2,004,000,000	2,004,000,000	2,004,000,000	2,004,000,000	2,004,000,000	1,555,000,000	1,555,000,000	1,555,000,000	1,555,000,000	1,555,000,000	1,555,000,000	1,555,000,000	1,555,000,000	1,555,000,000	1,555,000,000	1,555,000,000
Carrying value assets	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000	€ 96,000,000
Carrying value liabilities												€ 113,000,000	€ 113,000,000	€ 113,000,000	€ 113,000,000	€ 113,000,000	€ 113,000,000	€ 113,000,000	€ 113,000,000	€ 113,000,000	€ 113,000,000	€ 113,000,000
Other comprehensive income
Opening balance	(1,133,000,000)											(959,000,000)
(Gain)/Loss deferred to OCI	181,000,000											(174,000,000)
Closing balance	€ (952,000,000)											€ (1,133,000,000)
Average FX rate | R / €									18.23											17.29
Average euro interest rate	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%